ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 22 — ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following is changes in Accumulated Other Comprehensive Income (Loss) by component, net of tax, for the years ending December 31, 2014 and 2013:

	Unrealized
	Gains and Losses on
	Available for Sale
	Securities
	2014	2013

Beginning Balance	$(5,126,183)	$4,283,247

Unrealized holding gains (losses) for the period, net of tax	6,554,737	(8,770,910)

Reclassification adjustment for:

Securities gains realized in income	(965,985)	(967,454)
Income taxes	(328,435)	(328,934)
	(637,550)	(638,520)

Net current period other comprehensive income	5,917,187	(9,409,430)

Ending balance	$791,004	$(5,126,183)

The following is significant amounts reclassified out of each component of accumulated other comprehensive Income (Loss) for the years ending December 31, 2014 and 2013:

December 31, 2014

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified From Accumulated Other Comprehensive Income	Affected Line Item in the Statement Where Net Income is Presented

Unrealized gains and losses on available-for-sale securities	$(965,985)	Securities gains, net

	328,435	Provision for income taxes

	(637,550)	Net of tax

December 31, 2013

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified From Accumulated Other Comprehensive Income	Affected Line Item in the Statement Where Net Income is Presented

Unrealized gains and losses on available-for-sale securities	$(967,454)	Securities gains, net

	328,934	Provision for income taxes

	(638,520)	Net of tax